INSURANCE CLAIMS AND CHANGES IN INSURANCE AND INVESTMENT CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of claims and benefits paid [Abstract]
INSURANCE CLAIMS AND CHANGES IN INSURANCE AND INVESTMENT CONTRACT LIABILITIES
NOTE 10: INSURANCE CLAIMS AND CHANGES IN INSURANCE AND INVESTMENT CONTRACT LIABILITIES

	2022 £m	2021 £m	2020 £m
Life insurance and participating investment contracts
Claims and surrenders	(8,270)	(9,063)	(7,670)
Change in insurance and participating investment contracts (note 31)	16,624	(7,474)	(4,590)
	8,354	(16,537)	(12,260)
Non-participating investment contracts
Change in non-participating investment contracts	4,166	(4,581)	(1,938)
	12,520	(21,118)	(14,198)
Reinsurers’ share[1]	234	285	418
	12,754	(20,833)	(13,780)
Change in unallocated surplus	60	35	57
Total life insurance and investment contracts	12,814	(20,798)	(13,723)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(413)	(322)	(318)
Total insurance claims and changes in insurance and investment contract liabilities	12,401	(21,120)	(14,041)
1    Reinsurers’ share compromises a credit of £nil (2021: charge of £5 million) in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £234 million (2021: credit of £290 million) in respect of contracts classified as reinsurance contracts.
Total non-life insurance claims, net of reinsurance, in 2022 included weather-related claims of £116 million (2021: £30 million). Of this, £108 million (2021: £11 million) was related to severe weather events.
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:

	2022 £m	2021 £m	2020 £m
Deaths	(731)	(790)	(694)
Maturities including surrenders	(6,161)	(6,915)	(5,514)
Annuities	(1,213)	(1,194)	(1,171)
Other	(165)	(164)	(291)
Total life insurance gross claims and surrenders	(8,270)	(9,063)	(7,670)

	2022 £m	2021 £m
Amounts recognised in the balance sheet
Retirement benefit assets	3,823	4,531
Retirement benefit obligations	(126)	(230)
Total amounts recognised in the balance sheet	3,697	4,301
The total amounts recognised in the balance sheet relate to:

	2022 £m	2021 £m
Defined benefit pension schemes	3,732	4,404
Other post-retirement benefit schemes	(35)	(103)
Total amounts recognised in the balance sheet	3,697	4,301
The expense recognised in the income statement for the year ended 31 December comprises:

	2022 £m	2021 £m	2020 £m
Current service cost	180	213	206
Net interest amount	(95)	(29)	(23)
Settlements	–	1	2
Past service cost – plan amendments	4	11	5
Plan administration costs incurred during the year	34	38	54
Total defined benefit pension expense	123	234	244

	2022			2021
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Equity instruments	7	47	54	617	36	653
Debt instruments[1]:
Fixed interest government bonds	3,007	–	3,007	10,512	–	10,512
Index-linked government bonds	15,497	–	15,497	23,969	–	23,969
Corporate and other debt securities	3,978	–	3,978	13,399	–	13,399
	22,482	–	22,482	47,880	–	47,880
Property	–	116	116	–	139	139
Pooled investment vehicles	2,730	15,863	18,593	1,192	13,346	14,538
Money market instruments, cash, derivatives and other assets and liabilities	1,069	(9,617)	(8,548)	319	(11,995)	(11,676)
At 31 December	26,288	6,409	32,697	50,008	1,526	51,534
1    Of the total debt instruments, £20,369 million (2021: £42,568 million) were investment grade (credit ratings equal to or better than ‘BBB’).